Employee Benefits - Summary of Amounts Recognized for Other Long-term Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	$ 1,232,589,895
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	184,295,367	$ (253,363,361)
Change in demographic assumptions	3,949,508	15,407,718
Defined benefit liabilities at end of year	1,470,059,563	1,232,589,895
Liability for other long-term benefits
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	12,103,548	12,417,151
Charge to income for the year	2,605,582	2,853,364
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	1,670,146	(3,008,011)
Change in demographic assumptions	(83,489)	1,536,223
For experience during the year	(3,772,988)	(1,695,179)
Defined benefit liabilities at end of year	$ 12,522,799	$ 12,103,548